Balances and transactions with related parties and affiliated companies (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Balances and Transactions with Related Parties and Affiliated Companies

The consolidated statements of financial positions and consolidated income statements include the following balances and transactions with related parties and affiliated companies:

	December 31, 2017		December 31, 2016
Balances
Due from The Coca-Cola Company (see Note 7) (1) (8)	Ps.	2,054	Ps.	1,857
Balance with BBVA Bancomer, S.A. de C.V. (2)		1,496		2,535
Balance with JP Morgan Chase & Co. (2)		6,907		—
Balance with Banco Mercantil del Norte S.A.		806		—
Grupo Industrial Saltillo S.A.B. de C.V. (3)		141		128
Due from Heineken Group (1) (3) (7)		2,673		2,622
Former shareholders of Vonpar		1,219		—
Other receivables (1) (4)		209		237

Due to The Coca-Cola Company (5) (6) (8)	Ps.	3,731	Ps.	4,454
Due to BBVA Bancomer, S.A. de C.V. (5)		352		395
Due to Caffenio (6) (7)		293		76
Due to Heineken Group (6) (7)		4,403		4,458
Other payables (6)		1,508		1,047

(1)	Presented within accounts receivable.
(2)	Presented within cash and cash equivalents.
(3)	Presented within other financial assets.
(4)	Presented within other current financial assets.
(5)	Recorded within bank loans and notes payable.
(6)	Recorded within accounts payable.
(7)	Associates.
(8)	Non controlling interest.

Summary of Transaction with Related Parties

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2017 and 2016, there was no expense resulting from the uncollectibility of balances due from related parties.

Transactions	2017		2016		2015
Income:
Services to Heineken Group (1)	Ps.	3,570	Ps.	3,153	Ps.	3,396
Logistic services to Grupo Industrial Saltillo, S.A. de C.V. (3)		457		427		407
Logistic services to Jugos del Valle (1)		587		555		564
Other revenues from related parties		620		857		644

Expenses:
Purchase of concentrate from The Coca-Cola Company (2)	Ps.	33,898	Ps.	38,146	Ps.	27,330
Purchases of raw material and beer from Heineken Group (1)		24,942		16,436		14,467
Purchase of coffee from Caffenio (1)		2,397		2,064		1,774
Purchase of baked goods and snacks from Grupo Bimbo, S.A.B. de C.V. (3)		4,802		4,184		3,740
Advertisement expense paid to The Coca-Cola Company (2) (4)		1,392		2,354		1,316
Purchase of juices from Jugos del Valle, S.A.P.I. de C.V. (1)		3,905		3,310		3,082
Purchase of sugar from Promotora Industrial Azucarera, S.A. de C.V. (1)		1,885		1,765		1,236
Interest expense and fees paid to BBVA Bancomer, S.A. de C.V. (3)		40		26		68
Purchase of sugar from Beta San Miguel (3)		1,827		1,349		1,264
Purchase of sugar, cans and aluminum lids from Promotora Mexicana de Embotelladores, S.A. de C.V. (3)		839		759		587
Purchase of canned products from IEQSA (1)		804		798		731
Purchase of inventories to Leao Alimentos e Bebidas, L.T.D.A. (1)		4,010		3,448		3,359
Advertising paid to Grupo Televisa, S.A.B. (3)		107		193		175
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)		32		63		58
Donations to Fundación FEMSA, A.C. (3)		23		62		30
Donations to Difusión y Fomento Cultural, A.C. (3)		44		49		59
Interest expense paid to The Coca-Cola Company (2)		—		—		1
Other expenses with related parties		751		618		470

(1)	Associates.
(2)	Non controlling interest.
(3)	Members of the board of directors in FEMSA participate in board of directors of this entity.
(4)	Net of the contributions from The Coca-Cola Company of Ps. 4,023, Ps. 4,518 and Ps. 3,749, for the years ended in 2017, 2016 and 2015, respectively.

Commitments with Related Parties

Commitments with related parties

Related Party	Commitment	Conditions
Heineken Group	Supply	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold exclusive contract with another supplier of beer for the next 3 years. Commitment term, Jan 1st, 2010 to Jun 30, 2020.

Schedule of Key Management Remuneration

The benefits and aggregate compensation paid to executive officers and senior management of the Company were as follows:

	2017		2016		2015
Short-term employee benefits paid	Ps.	1,699	Ps.	1,510	Ps.	1,162
Postemployment benefits		48		39		42
Termination benefits		74		192		63
Share based payments		351		468		463